Condensed Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020
Income Statement [Abstract]
Shares subject to possible redemption	23,497,390	23,763,667	23,497,390
Interest income and unrealized gains	$ 34,402	$ 56,863	$ 1,610,360